PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Discount rate, minimum	9.50%	10.10%
Discount rate, maximum	9.90%	10.60%
Inflation rate used in calculation of net present value of rehabilitation liability	5.10%	5.60%
Undiscounted rehabilitation cost	R 930.2	R 972.0